Retirement and Severance Benefits (Net periodic benefit cost for the funded benefit pension plans and the unfunded lump-sum payment plan) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Retirement and Severance Benefits
Service cost	¥ 71,881	¥ 71,777	¥ 72,064
Interest cost	54,036	55,352	54,701
Expected return on plan assets for the period	(35,741)	(33,564)	(45,804)
Amortization of prior service benefit	(23,614)	(22,005)	(21,103)
Amortization of actuarial loss	89,549	96,399	71,857
Transfer to defined contribution pension plan	1,806	39	(1,289)
Curtailments (gain) loss	1,082	(227)
Settlements loss		603
Employees' contributions	(162)	(164)	(489)
Net periodic benefit cost	¥ 158,837	¥ 168,210	¥ 129,937